Asset Purchase	12 Months Ended
Dec. 31, 2024
Asset Purchase [Abstract]
ASSET PURCHASE

NOTE 5 — ASSET PURCHASE

Lumio Purchase Agreement

On October 25, 2024, the Company, entered into an Asset Purchase Agreement (the “Asset Purchase Agreement”) with Lumio Holdings, Inc., a Delaware corporation (“Lumio”), and Lumio HX, Inc., a Delaware corporation (together with Lumio, the “Lumio Sellers”), pursuant to which, subject to the terms and conditions set forth in the Asset Purchase

Agreement, the Company agreed to acquire certain assets of the Lumio Sellers on an as-is, where-is basis, including uninstalled residential solar energy contracts, certain inventory, intellectual property and intellectual property rights, equipment, records, and other intangible assets (collectively, the “Assets”), free and clear of any liens other than certain specified liabilities of the Lumio Sellers that are being assumed (collectively, the “Liabilities” and such acquisition of the Assets and assumption of the Liabilities together, the “Transaction”) for a total purchase price of (i) $4 million in cash and (ii) 6,206,897 shares of the Company’s Class A Common Stock, par value $0.0001 (the “Common Stock”), to be paid to LHX Intermediate, LLC, a Delaware limited liability company (“LHX”). The Asset Purchase Agreement contains customary representations, warranties and covenants of the parties for a transaction involving the acquisition of assets from a debtor in bankruptcy, including the condition that the Bankruptcy Court (as defined below) enter an order authorizing and approving the Transaction.

The Lumio Sellers are debtors in a voluntary Chapter 11 case before the United States Bankruptcy Court for the District of Delaware (the “Bankruptcy Court”), which commenced on September 3, 2024.

The Company evaluated this acquisition under ASC 805, Business Combinations (“ASC 805”). ASC 805 requires that an acquirer determine whether it has acquired a business. If the criteria of ASC 805 are met, a transaction would be accounted for as a business combination and the purchase price is allocated to the respective net assets and liabilities assumed based on their fair values and a determination is made whether any goodwill results from the transaction. In evaluating the criteria outlined by this standard, the Company concluded that the acquired set of assets did not meet the US GAAP definition of a business. The Company did not acquire an assembled workforce nor a substantive process. Therefore, the Company accounted for the purchase as an asset acquisition rather than a business combination, and allocated the total consideration transferred on the date of the acquisition to the assets and liabilities acquired on a relative fair value basis.

The acquisition cost was allocated to the assets acquired as follows:

October 24, 2024
Purchase consideration:
Initial Cash Purchase Price	$4,000,000
Issuance of Stock	8,131,656
Assumed liabilities	1,000,000
Total purchase consideration	$13,131,656

Purchase price allocation:
Accounts receivable	$1,515,824
Inventory	390,219
Fixed assets	416,792
Order backlog	10,808,821
Fair value of net assets acquired	$13,131,656

The Company determined the fair value of the Order Backlog intangible asset by applying the multi-period excess earnings method. The excess earnings valuation method estimates the value of the order backlog equal to the present value of the incremental after-tax cash flows attributable to that order backlog over its remaining economic life. Some of the more significant assumptions utilized in our asset valuations included projected revenues, probability of cancellation, and the discount rate. The fair value using the excess earnings valuation method was determined using an estimated weighted average cost of capital of 15.5%, which reflects the risks inherent in future cash flow projections and represents a rate of return that a market participant would expect for this asset. This fair value measurement was based on significant inputs not observable in the market and thus represent Level 3 fair value measurement. The fair value was then adjusted based on relative fair value as compared to the other assets acquired.